Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class A, B and C Prospectus, as applicable, each dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following paragraph under the section "Fund Fees & Expenses" within each Fund Summary is amended and restated as follows:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 53 of the Prospectus and on page 106 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Core Plus Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 1.71%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles High Income Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 4.94%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles International Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 2.70%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Investment Grade Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 2.15%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Limited Term Government and Agency Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 0.44%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Strategic Income Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 3.63%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Class A, B and C
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class A, B and C Prospectus, as applicable, each dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following paragraph under the section "Fund Fees & Expenses" within each Fund Summary is amended and restated as follows:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 53 of the Prospectus and on page 106 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Core Plus Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 1.71%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles High Income Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 4.94%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles International Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 2.70%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Investment Grade Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 2.15%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Limited Term Government and Agency Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 0.44%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Strategic Income Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 3.63%.

Loomis Sayles Core Plus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000770540_SupplementTextBlock

Effective immediately, the following paragraph under the section "Fund Fees & Expenses" within each Fund Summary is amended and restated as follows:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 53 of the Prospectus and on page 106 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Core Plus Bond Fund:

The Fund's Class A shares total return year to date as of March 31, 2011 was 1.71%.

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class Y and Admin Class Prospectus dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Core Plus Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 1.68%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles High Income Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 5.02%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles International Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 2.76%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Investment Grade Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 2.28%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Limited Term Government and Agency Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 0.50%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Strategic Income Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 3.70%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Class Y and Admin Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class Y and Admin Class Prospectus dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Core Plus Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 1.68%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles High Income Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 5.02%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles International Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 2.76%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Investment Grade Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 2.28%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Limited Term Government and Agency Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 0.50%.

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Strategic Income Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 3.70%.

Loomis Sayles Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000770540_SupplementTextBlock

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to Loomis Sayles Core Plus Bond Fund:

The Fund's Class Y shares total return year to date as of March 31, 2011 was 1.68%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2011